DEFINED ASSET FUNDS-REGISTERED TRADEMARK-
                           ----------------------------------------------------

                           INSURED TAXABLE FUND SERIES 2
                           (A UNIT INVESTMENT TRUST)

                           - PORTFOLIO PRIMARILY COMPOSED OF INSURED LONG TERM BONDS
                           -  TAXABLE TO U.S. INVESTORS
                           -  U.S. TAX EXEMPT FOR MANY FOREIGN INVESTORS
                           -  INCOME DISTRIBUTIONS TWICE A YEAR

SPONSORS:
MERRILL LYNCH,             -----------------------------------------------------
PIERCE, FENNER & SMITH     The Securities and Exchange Commission has not
INCORPORATED               approved or disapproved these Securities or passed
SALOMON SMITH BARNEY INC.  upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated August 31, 2000.

--------------------------------------------------------------------------------

Defined Asset Funds-Registered Trademark-
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts with over $160 billion sponsored in the last 28 years. Our family of Defined Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, equity portfolios and domestic and international bond and equity portfolios.

Defined Asset Funds offer a number of advantages:
   - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
   - Preselected Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
   - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
   - Ongoing supervision: We monitor each portfolio on an ongoing basis.

No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF THE EVALUATION DATE, APRIL 30, 2000.

CONTENTS

                                                    PAGE
                                                    ----
Risk/Return Summary and Portfolio.................    3
What You Can Expect From Your Investment..........    6
  Income Twice a Year.............................    6
  Return Figures..................................    6
  Records and Reports.............................    6
The Risks You Face................................    7
  Interest Rate Risk..............................    7
  Call Risk.......................................    7
  Reduced Diversification Risk....................    7
  Liquidity Risk..................................    7
  Concentration Risk..............................    7
  Insurance Related Risk..........................    8
  Litigation and Legislation Risks................    8
Selling or Exchanging Units.......................    8
  Sponsors' Secondary Market......................    8
  Selling Units to the Trustee....................    8
  Exchange Option.................................    9
How The Fund Works................................   10
  Pricing.........................................   10
  Evaluations.....................................   10
  Income..........................................   10
  Expenses........................................   10
  Portfolio Changes...............................   11
  Fund Termination................................   11
  Certificates....................................   12
  Trust Indenture.................................   12
  Legal Opinion...................................   13
  Auditors........................................   13
  Sponsors........................................   13
  Trustee.........................................   13
  Underwriters' and Sponsors' Profits.............   13
  Public Distribution.............................   14
  Code of Ethics..................................   14
  Year 2000 Issues................................   14
Taxes.............................................   14
Supplemental Information..........................   16
Financial Statements..............................  D-1

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   To provide a high level of current taxable income by investing in a fixed portfolio consisting primarily of insured long-term taxable municipal bonds.

 2. WHAT ARE TAXABLE MUNICIPAL BONDS?
 - Taxable municipal bonds are typically issued by municipalities or their agencies for purposes which do not qualify for federal tax exemption, but may qualify for state and local tax exemption. These bonds are issued to finance the cost of buying, building or improving various projects, such as sporting facilities, health care facilities, housing projects, electric, water and sewer utilities, and colleges or universities.

 - Generally, payments on these bonds depend on the revenues generated by the projects, excise taxes or state appropriations, or the bonds can be backed by the government's taxing power.

 - Due to federal taxation, taxable municipal bonds offer yields more comparable to other taxable sectors such as corporate bonds or agency bonds than to other municipal bonds. These bonds are federally taxable to individuals but may be exempt from state and local taxes, depending on where you live.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 11 insured, long-term taxable municipal bonds and some short-term U.S. Treasury bonds reserved to pay the deferred sales charge, with an aggregate face amount of $3,570,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Fund's portfolio is not managed.

 - The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.

 - Most of the bonds cannot be called for several years, and after that they can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - All of the long-term bonds are insured by AAA-rated insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of taxable municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
Airports/Ports/Highways                                   10%
General Obligation                                        28%
Lease Rental                                              10%
Special Tax                                               19%
State/Local Government Supported                          10%
Transit Authorities                                       10%
Universities/Colleges                                     10%
U.S. Government                                            2%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - The Fund is concentrated in general obligation bonds.

   Here are some things you should know about the Fund's concentration in general obligation bonds:

   -- because these bonds are backed by the issuer's full faith and credit and taxing power, any limitation on a government issuer's taxing power may affect repayment of the bonds.

   -- an issuer's credit can be adversely affected by, among other things, natural disasters, a decline in industry and limited access to capital markets.
 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want taxable semiannual income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

WHAT YOU MAY EXPECT (RECORD DAY: 10th day of each
June and December)
Regular Semi-Annual Income per 1,000 units (each
June and December beginning 6/25/00):               $32.50
Annual Income per 1,000 units:                      $65.00
THESE FIGURES ARE ESTIMATES ON THE BUSINESS DAY BEFORE THE
INITIAL DATE OF DEPOSIT; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   You will pay an up-front sales fee of 1.476%, as well as a total deferred sales fee of $2.37 per 1,000 Units (paid in quarterly installments through November, 2000). Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per 1,000 Units.

   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%

Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER 1,000
                                                      UNITS
                                                    ---------
Trustee's Fee                                         $0.63
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                            $0.46
Organizational Costs
Evaluator's Fee                                       $0.13
Other Operating Expenses                              $0.20
                                                      -----
TOTAL                                                 $1.42

   The Sponsors historically paid organization costs and updating expenses.

 7. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced

   Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 8. HOW DO I BUY UNITS?
   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

   The minimum investment is $250.

UNIT PRICE PER 1,000 UNITS                          $ 917.70
(as of April 30, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

 9. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.

10. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income twice a year. Interest on the bonds in this fund is subject to federal income taxes for U.S. investors, but if you are a non-U.S. investor, your interest may be exempt from U.S. federal income taxes, including withholding taxes. A portion of the income may be exempt from some state and local taxes, depending on where you live. Interest on the U.S. Treasury notes will be exempt from state and local personal income taxes.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $10.00 per 1,000 units. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

11. WHAT OTHER SERVICES ARE AVAILABLE?
   REINVESTMENT

   You will receive your semiannual income in cash unless you choose to compound your income by reinvesting at no sales fee in the Corporate Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective except that those bonds will generally not be insured.

   Income from this program will be subject to U.S. federal income taxes for BOTH U.S. and foreign investors. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

INCOME TWICE A YEAR

The Fund will pay you regular taxable income twice a year. Your income may vary because of:

  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual        Estimated
Interest Income   -  Annual Expenses
------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

The U.S. Treasury bonds held to satisfy payment of the deferred sales charge are not included in the calculation of Estimated Current Return and Estimated Long Term Return.

RECORDS AND REPORTS

You will receive:

- a statement of income payments twice a year;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF INTEREST RECEIVED DURING THE YEAR.

You may request:

- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity. For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:

  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds; or
  - any related credit support expires and is not replaced.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

The bonds will generally trade in the over-the-counter market. We cannot assure you that a liquid trading market will exist, especially since current law may restrict the Fund from selling bonds to any Sponsor. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, the Fund is said to be "concentrated" in that bond type, which makes the Fund less diversified.

Here is what you should know about the Fund's concentration in general obligation bonds:

  - general obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power;
  - but the taxing power of any government issuer may be limited by provisions of the state constitution or laws as well as political and economic considerations; and
  - an issuer's credit can be negatively affected by various factors, including population decline that erodes the tax base, natural disasters, decline in industry, limited access to capital markets or heavy reliance on state or federal aid.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentration over time.

INSURANCE RELATED RISK

The bonds are backed by insurance companies (as shown under Defined Portfolio). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated AAA by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies. The rating of a bond will be reduced if the rating of its insurer is reduced. A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:

  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

If you sell your units before the final deferred sales fee installment, the amount of any remaining installments will be deducted from your proceeds.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge other than any remaining deferred sales charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained a secondary market continuously for over 28 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the

Trustee a letter (with any outstanding certificates if you hold unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

If you acquire 25% or more of the outstanding units of the Fund and you sell units with a value exceeding $250,000, the Trustee may choose to pay you "in kind" by distributing bonds and cash with a total value equal to the price of those units. The Trustee will try to distribute bonds in the portfolio pro rata, but it reserves the right to distribute only one or a few bonds. The Trustee will act as your agent in an in kind distribution and will either hold the bonds for your account or sell them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of bonds distributed in kind.

There could be a delay in paying you for your units:

  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other funds at a reduced sales fee if your investment goals change. In addition, you may exchange into this Fund from certain other Defined Asset Funds and unit trusts. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial date of deposit up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

Bonds also carry accrued but unpaid interest up to the initial date of deposit. To avoid having you pay this additional accrued interest (which earns no return) when you buy, the Trustee advances this amount to the Sponsors. The Trustee recovers this advance from interest received on the bonds.

In addition, a portion of the price of a unit consists of cash to pay all or some of the costs of organizing the Fund including:

  - cost of initial preparation of legal documents;
  - federal and state registration fees;
  - initial fees and expenses of the Trustee;
  - initial audit; and
  - legal expenses and other out-of-pocket expenses.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered taxable municipal bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

Interest on any bonds purchased on a when-issued basis or for a delayed delivery does not begin to accrue until the bonds are delivered to the Fund. If a bond is not delivered on time and the Trustee's annual fee and expenses do not cover the additional accrued interest, we will treat the contract to buy the bond as failed.

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:

  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and

  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are now chargeable to the Portfolio.While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

Quarterly deferred sales fees you owe are paid with principal from certain bonds. If these amounts are not enough, the rest will be paid out of distributions to you from the Fund's Capital and Income Accounts.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond fails in the first 90 days of the Fund, we generally will deposit a replacement taxable insured municipal bond with a similar yield, maturity, rating and price.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:

  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:

  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:

  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:

  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS

The Sponsors are:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

SALOMON SMITH BARNEY INC.
(an indirectly wholly-owned subsidiary of
Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. Sponsors also realized a profit or loss on deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). To date we are not aware of any major operational difficulties resulting from the computer system changes necessary to prepare for the Year 2000. However, there can be no assurance that the Year 2000 Problem will not adversely affect the issuers of the bonds contained in the Portfolio. We cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

You will be considered to receive your share of any interest paid (or any original issue discount accrued) when this interest is received (or this original issue discount is accrued) by the Portfolio. Interest (and original issued discount, if any) will be taxed at ordinary income rates. You should consult your tax adviser in this regard.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses. You should consult your tax adviser in this regard.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds and the related insurance contracts will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are an individual who itemizes deductions, you may deduct your share of Fund expenses, but only to the extent that such amount, together with your other miscellaneous deductions, exceeds 2% of your adjusted gross income. Your ability to deduct Fund expenses will be limited further if your adjusted gross income exceeds a specified amount, currently $128,950 ($64,475 for a married person filing separately).

FOREIGN INVESTORS

If you are a foreign investor and you are not engaged in a U.S. trade or business, you generally will not be subject to U.S. federal income tax, including withholding tax, on the interest or gain on a bond issued after July 18, 1984 if you meet certain requirements, including the certification of foreign status and other matters. You should consult your tax adviser about the possible application of federal, state and local, and foreign taxes.

NEW YORK TAXES

Depending on where you live, income on some of the bonds may be exempt from state and local taxation. You should consult your tax adviser in this regard.

RETIREMENT PLANS

You may wish to purchase units for an Individual Retirement Account (IRA) or other retirement plan. Generally, capital gains and income received in each of these plans are exempt from federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for tax-deferred rollover treatment. You should consult your attorney or tax adviser about the specific tax rules relating to these plans are offered by brokerage firms, including the Sponsors of this Fund, and other financial institutions. Fees and charges with respect to such plans may vary.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolio, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

          INSURED TAXABLE FUND,
          SERIES - 2,
          DEFINED ASSET FUNDS


          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders
          of Insured Taxable Fund,
          Series - 2,
          Defined Asset Funds:

          We have audited the accompanying statement of condition of Insured Taxable Fund, Series - 2, Defined Asset Funds, including the portfolio, as of April 30, 2000 and the related statements of operations and of changes in net assets for the period May 22, 1999 to April 30, 2000. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audit.

          We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at April 30, 2000, as shown in such portfolio, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Insured Taxable Fund, Series - 2, Defined Asset Funds at April 30, 2000 and the results of its operations and changes in its net assets for the above-stated period in accordance with accounting principles generally accepted in the United States of America.



          DELOITTE & TOUCHE LLP



          New York, N.Y.
          August 11, 2000


                                     D - 1.

     INSURED TAXABLE FUND,
     SERIES - 2,
     DEFINED ASSET FUNDS



     STATEMENT OF CONDITION
     As of April 30, 2000

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $3,439,659 )(Note 1) .........                                                 $ 3,164,546
       Accrued interest ...............................                                                      56,767
       Accrued interest on Segregated Bonds(Note 5) ...                                                         822
       Principal payments receivable from Trustee .....                                                     123,500
       Due from Trustee ...............................                                                      17,727
       Cash - income ..................................                                                      15,060
       Cash - income on Segregated Bonds ..............                                                       1,202
                                                                                                        -----------
         Total trust property .........................                                                   3,379,624

     LESS LIABILITIES:
       Other advance from Trustee .....................                              $          551
       Deferred sales charge payable (Note 5)..........                                      16,660
       Principal advance from Trustee .................                                     109,836
       Trustee's fees and expenses payable ............                                         189
       Accrued Sponsors' fees .........................                                       1,256         128,492
                                                                                     --------------     -----------


     NET ASSETS, REPRESENTED BY:
        3,500,000 units of fractional undivided
          interest outstanding (Note 3)................                                   3,163,023

       Undistributed net investment income ............                                      88,109     $ 3,251,132
                                                                                        -----------     ===========

     UNIT VALUE ($  3,251,132 / 3,500,000 units) ......                                                 $    .92889
                                                                                                        ===========

                       See Notes to Financial Statements.


                                     D - 2.

     INSURED TAXABLE FUND,
     SERIES - 2,
     DEFINED ASSET FUNDS


     STATEMENT OF OPERATIONS

                                                                                       May 22, 1999
                                                                                           to
                                                                                        April 30,
                                                                                          2000
                                                                                          ----

     INVESTMENT INCOME:
       Interest income ........................                                       $   511,088
       Interest income on Segregated
         Bonds (Note 5) .......................                                             9,224
       Trustee's fees and expenses ............                                            (7,991)
       Sponsors' fees .........................                                            (3,913)
                                                                                      ------------
       Net investment income ..................                                           508,408
                                                                                      ------------


     REALIZED AND UNREALIZED LOSS
       ON INVESTMENTS:
       Realized loss on
         securities sold or redeemed ..........                                          (777,432)
       Unrealized depreciation
         of investments .......................                                          (275,113)
                                                                                      ------------
       Net realized and unrealized
          loss on investments .................                                        (1,052,545)
                                                                                      ------------


     NET DECREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                                       $  (544,137)
                                                                                      ============

                       See Notes to Financial Statements.


                                     D - 3.

     INSURED TAXABLE FUND,
     SERIES - 2,
     DEFINED ASSET FUNDS


     STATEMENT OF CHANGES IN NET ASSETS

                                                                                       May 22, 1999
                                                                                           to
                                                                                        April 30,
                                                                                          2000
                                                                                          ----
     OPERATIONS:
       Net investment income ..................                                       $   508,408
       Realized loss on
         securities sold or redeemed ..........                                          (777,432)
       Unrealized depreciation
         of investments .......................                                          (275,113)
                                                                                      ------------
       Net decrease in net assets
         resulting from operations ............                                          (544,137)
                                                                                      ------------

     DISTRIBUTIONS TO HOLDERS (Note 2):
        Income ................................                                          (359,400)
        Income on Segregated Bonds ............                                            (7,200)
                                                                                      ------------
        Total distributions ...................                                          (366,600)
                                                                                      ------------


     SHARE TRANSACTIONS:
       Deferred sales charge (Note 5):
         Principal ............................                                          (140,160)

       Redemption amounts:
         Income ...............................                                           (51,675)
         Principal ............................                                        (5,463,705)
                                                                                      ------------
       Net share transactions .................                                        (5,655,540)
                                                                                      ------------

     NET DECREASE IN NET ASSETS ...............                                        (6,566,277)

     NET ASSETS AT BEGINNING OF PERIOD ........                                         9,817,409
                                                                                      ------------
     NET ASSETS AT END OF PERIOD ..............                                       $ 3,251,132
                                                                                      ============
     PER UNIT:
       Income distributions during
         period ...............................                                       $    .03594
                                                                                      ============
       Income distributions on Segregated Bonds
         during period ........................                                       $    .00072
                                                                                      ============
       Net asset value at end of
         period ...............................                                       $    .92889
                                                                                      ============
     TRUST UNITS:
       Redeemed during period .................                                         6,500,000
       Outstanding at end of period ...........                                         3,500,000
                                                                                      ============

                       See Notes to Financial Statements.


                                     D - 4.

          INSURED TAXABLE FUND,
          SERIES - 2,
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     1.   SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

           (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on May 22, 1999 was based upon offering side evaluations at May 20, 1999, the day prior to the Date of Deposit. Cost of securities at May 22, 1999 was also based on such offering side evaluations.

           (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

           (C)      Interest income is recorded as earned.

     2.   DISTRIBUTIONS

          Semi-annual distributions of net investment income are made to Holders. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL

          Cost of  3,500,000 units at Date of Deposit ................                                  $ 3,436,093
          Transfer to capital of interest on Segregated Bonds (Note 5)                                        9,224
          Redemptions of units - net cost of 6,500,000 units redeemed
            less redemption amounts (principal).......................                                      917,611
          Income distributions on Segregated Bonds ...................                                       (7,200)
          Deferred sales charge (Note 5) .............................                                     (140,160)
          Realized loss on securities sold or redeemed ...............                                     (777,432)
          Unrealized depreciation of investments .....................                                     (275,113)
                                                                                                        -----------

          Net capital applicable to Holders ..........................                                  $ 3,163,023
                                                                                                        ===========

     4.   INCOME TAXES

          As of April 30, 2000, unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $275,113, all of which related to depreciated securities. The cost of investment securities for Federal income tax purposes was $3,439,659 at April 30, 2000.


                                     D - 5.

          INSURED TAXABLE FUND,
          SERIES - 2,
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS


     5.   DEFERRED SALES CHARGE

          $70,000 face amount of the United States Treasury Notes, have been segregated to fund the deferred sales charges. The sales charges are being paid for with the proceeds received and by periodic sales or maturity of these bonds, as well as principal proceeds received in conjunction with the disposition on the unsegregated bonds in the portfolio. A deferred sales charge of $2.38 per 1,000 Units is charged on a quarterly basis in the first year and $2.37 per 1,000 Units is charged on a quarterly basis in the second year, and paid to the Sponsors periodically by Trustee on behalf of the Holders, up to an aggregate of $19 per 1,000 Units over the first two years of the life of the Fund. Should a Holder redeem Units prior to the second anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.


                                     D - 6.

     INSURED TAXABLE FUND,
     SERIES - 2,
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of April 30, 2000

                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount     Coupon      Maturities(3) Provisions(3)   Cost(2)    Value(2)
            ----------                       ---------  ----------- -----------   -------------  ------------  ----------  ---------
   1 Dallas-Fort Worth, TX, Intl. Arpt., Fac.   AAA     $   350,000     7.070 %      2024      11/01/08     $   351,887 $   321,797
     Imp. Corp., Rental Car Fac. Charge Rev.                                                   @  102.000
     Bonds, Taxable Ser. 1998 (MBIA Ins.)

   2 City of Worcester, MA, G.O. Bonds          AAA         350,000     6.250        2028      None             320,383     292,705
     (Pension Funding Loan), Ser. 1998 (FSA
     Ins.)

   3 County of Monroe, NY, G.O. Pub. Stadium    AAA         350,000     7.100        2023      06/01/08         351,313     320,443
     Bonds, Ser. 1999 (MBIA Ins.)                                                              @  101.000

   4 City of Pittsburgh, PA, Taxable G.O.       AAA         350,000     6.500        2015      None             338,247     309,796
     Pension Bonds, Ser. 1998 A (Financial
     Guaranty Ins.)

   5 Public Fac. Fin. Auth., San Diego, CA,     AAA         350,000     7.000        2012      02/01/07         353,626     333,309
     Taxable Lease Rev. Bonds (San Diego Jack                                                  @  102.000
     Murphy Stadium), Ser. 1996 A (MBIA Ins.)

   6 City of Phoenix, AZ, Civic Imp. Corp.,     AAA         350,000     6.000        2019      07/01/08         319,519     290,035
     Mun. Multipurpose Arena, Sub. Excise Tax                                                  @  101.000
     Rev. Rfdg. Bonds, Taxable Ser. 1998 (MBIA
     Ins.)

   7 City of Dallas, TX, Taxable Spec. Tax and  AAA         350,000     6.625        2027      08/15/08         331,832     299,110
     Lease Rev. Bonds (Sports Arena Proj.),                                                    @  101.000
     Ser. 1998 B (AMBAC Ins.)

   8 City of Philadelphia, PA, Auth. For Ind.   AAA         350,000     6.350        2028      None             322,091     303,786
     Dev., Pension Funding Bonds (City of
     Philadelphia Retirement Sys.), Ser. 1999
     A (FSA Ins.)

   9 Alameda, CA, Corridor Trans. Auth.,        AAA         350,000     6.500        2019      None             329,959     304,532
     Taxable Sr. Lien Rev. Bonds, Ser. 1999 C
     (MBIA Ins.)


                                     D - 7.

     INSURED TAXABLE FUND,
     SERIES - 2,
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of April 30, 2000

                                            Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
  10 Northeastern Univ., MA, Taxable Rev.       AAA     $   350,000     7.040 %      2028      10/01/08     $   349,524 $   319,116
     Bonds, Ser. 1998 A (MBIA Ins.)                                                            @  101.000

  11 United States Treasury Notes (5)           AAA          35,000     6.000        2000      None              35,404      34,991

                                                             35,000     6.500        2001      None              35,874      34,926

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 3,570,000                                         $ 3,439,659 $ 3,164,546
                                                          =========                                           =========   =========

                             See Notes to Portfolio.


                                     D - 8.

     INSURED TAXABLE FUND,
     SERIES - 2,
     DEFINED ASSET FUNDS

     NOTES TO PORTFOLIO
     As of April 30, 2000

    (1) The ratings of the bonds are by Standard & Poor's Ratings Group or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

    (2)   See Notes to Financial Statements.

    (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

    (4) Insured by AAA-rated insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

    (5) These bonds have been segregated to fund the deferred sales charges.


                                     D - 9.

              Defined
            Asset Funds-Registered Trademark-

HAVE QUESTIONS ?                         INSURED TAXABLE FUND
Request the most recent free             SERIES 2
Information Supplement                   (A Unit Investment Trust)
that gives more details about            ---------------------------------------
the Fund, by calling:                    This Prospectus does not contain
The Chase Manhattan Bank                 complete information about the
1-800-323-1508                           investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         333-70849) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-2537).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                  100168RR--8/00